Income Taxes - Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income taxes [Abstract]
Deferred tax assets	$ 2,458	$ 4,219
Deferred tax liabilities	0	1,897
Net deferred tax assets (liabilities)	$ 2,458	$ 2,322	$ (847)